SHAREHOLDER LETTER


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Your Fund's Goal: Franklin Growth and Income Fund seeks capital appreciation and secondarily, current income, by investing primarily in common stocks or securities convertible into common stock.
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Dear Shareholder:

This annual report of Franklin Growth and Income Fund covers the fiscal year ended June 30, 2001. The past 12 months were a difficult time in the economy and financial markets. The economy clearly slowed, showing declines in consumer confidence, retail sales, employment, industrial production and manufacturing, and in broad gross domestic product (GDP) growth from quarter to quarter. As a result of the decelerating domestic economy, corporate earnings declined and expectations for future profits dimmed substantially. Many corporations were feeling the effects of rising cost pressures due to higher wage, energy and commodity prices, as well as waning revenues and the resultant deterioration in bottom-line earnings. Consequently, layoff announcements grew in magnitude and frequency, reversing unemployment trends that had reached 30-year lows in 2000. Although these circumstances were most pronounced among technology-related companies big and small, they spread to many


CONTENTS


Shareholder Letter .........................................................   1

Performance Summary ........................................................   6

Financial Highlights & Statement of Investments ............................  10

Financial Statements .......................................................  19

Notes to Financial Statements ..............................................  23

Independent Auditors' Report ...............................................  27

Tax Designation ............................................................  28


The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 14.


FUND CATEGORY
[PYRAMID GRAPHIC]

PORTFOLIO BREAKDOWN
Based on Total Net Assets
6/30/01

Electronic Technology                                                      18.2%
Health Technology                                                          11.1%
Finance                                                                    10.4%
Technology Services                                                         7.5%
Consumer Services                                                           5.6%
Consumer Non-Durables                                                       5.5%
Retail Trade                                                                5.2%
Utilities                                                                   5.2%
Communications                                                              3.6%
Energy Minerals                                                             3.5%
Industrial Services                                                         3.5%
Transportation                                                              3.5%
Producer Manufacturing                                                      3.4%
U.S. Government and Agency Securities                                       1.6%
Real Estate                                                                 1.5%
Commercial Services                                                         1.2%
Consumer Durables                                                           1.1%
Other Industries                                                            1.0%
Short-Term Investments & Other Net Assets                                   7.4%

sectors and did not spare leading, blue chip companies. In response to the economic downturn, and concerned about the specter of recession, the Federal Reserve Board (the Fed) began a round of aggressive monetary easing in an effort to stimulate the economy, lowering interest rates by 275 basis points to 3.75% during the first half of 2001. This helped to stabilize consumer spending, with housing and auto sales remaining fairly resilient.

Given the weakness in corporate earnings and analysts' uncertainty regarding corporate earnings, the consumer and the economy as a whole, financial markets performed poorly. Despite a rally in the spring months, the Standard & Poor's 500(R) (S&P 500(R)) Composite Index and the Nasdaq Composite Index suffered total returns of -14.83% and -45.26%, while the Dow Jones(R) Industrial Average eked out a gain of just 2.04% for the year ended June 30, 2001.(1) Within this environment, Franklin Growth and Income Fund - Class A delivered a -23.79% one-year cumulative total return as shown in the Performance Summary beginning on page 6. The Russell 1000(R) Index, the Fund's benchmark, returned -14.96% for the same time.(2) Although the Fund underperformed the market, it outperformed the -31.72%


(1.) Source: Standard & Poor's Micropal. The S&P 500 Composite Index consists of 500 domestic stocks, comprising four broad sectors: industrials, utilities, financials and transportation. The S&P 500 serves as the standard for measuring large-cap U.S. stock market performance. Since some industries are characterized by companies of relatively small stock capitalizations, the index is not composed of the 500 largest, publicly traded U.S. companies. The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S.-based common stocks listed on The Nasdaq Stock Market(R). The index is market value-weighted and includes over 4,000 companies. The Dow Jones Industrial Average is a price-weighted index based on the average market price of 30 blue chip stocks.

(2.) Source: Standard & Poor's Micropal. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 89% of the total market capitalization of the Russell 3000 Index.

The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

return of the Lipper Multi-Cap Growth Funds Average, composed of 404 mutual funds on June 30, 2001.3

Given the wide range in sectors showing disappointing earnings, there was no clear direction for the market, and no single industry stood out as a solid performer. During the year under review, we saw a clear shift toward individual stock performance as the most important basis for selection. The Fund held several strong performers over the course of the year. Concord EFS, a major electronic transaction processor, benefited from increased bill payment outsourcing for retailers and financial institutions. Leading tobacco and food manufacturer Philip Morris spun off its Kraft business, unleashing value for the company that translated well into its stock price. Philip Morris, which is also the Fund's largest holding, offered an attractive annualized dividend yield of 4.64% as of June 30, 2001.

After avoiding many retail issues due to valuation concerns and potential weakening in consumer demand, we became more favorable toward the group in the latter half of the reporting period after it corrected. We took the opportunity to build up several positions during this dip. For example, we purchased Lowe's Companies, a leading home improvement retailer, which performed well due to the narrowing of its steep discount relative to its peer group. GAP, a leading specialty apparel retailer, was another name that sold down to what we believed were attractive levels, allowing us to initiate a position which subsequently appreciated nicely. Despite some of the recent weakness in the independent power producers due to political concerns, several of those companies, including Mirant and Calpine,


TOP 10 HOLDINGS
6/30/01

COMPANY                                                               % OF TOTAL
INDUSTRY                                                              NET ASSETS
--------------------------------------------------------------------------------
Philip Morris Cos. Inc.                                                     2.1%
Consumer Non-Durables

Watson Pharmaceuticals Inc.                                                 1.9%
Health Technology

American International
Group Inc.                                                                  1.7%
Finance

Pfizer Inc.                                                                 1.7%
Health Technology

Expeditors International
of Washington Inc.                                                          1.6%
Transportation

Concord EFS Inc.                                                            1.6%
Technology Services

Citigroup Inc.                                                              1.5%
Finance

Capital One Financial Corp.                                                 1.5%
Finance

Enron Corp.                                                                 1.4%
Industrial Services

AOL Time Warner Inc.                                                        1.4%
Consumer Services

3. Source: Lipper Inc. Lipper calculations do not include sales charges. Fund performance relative to the Lipper average might have been different if such charges had been considered. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

experienced a sharp rise in earnings, which in turn translated into higher stock prices. Watson Pharmaceuticals, a leading generic drug producer, also performed well after we bought it during the reporting period. We believed Watson, a mid-cap company that benefits from the strong secular trend of branded drugs coming off their patents, presented us with an attractive growth opportunity when it began trading at a discount to some of its competitors in the generic pharmaceuticals group.

During the Fund's fiscal year, the technology sector was riddled with earnings disappointments, excessively high expectations and extreme valuations, causing the group to dramatically underperform after years of lofty gains. Even though we reduced our exposure to these issues significantly in the latter half of 2000, the portfolio remained slightly overweighted compared to the benchmark Russell 1000 Index, negatively impacting the Fund relative to the index. Such significant exposure to a single sector may result in greater volatility for the Fund than for a more broadly diversified portfolio.(4) Notable companies that warned of lower-than-expected earnings included Nokia, Cisco Systems and JDS Uniphase, as well as many semiconductor companies. Early in the year, with the dramatic pullback in the semiconductor and semiconductor capital equipment areas, previously sky-high valuations grew compelling given the longer-term growth potential we saw in them, so we selectively built up several positions, including Applied Materials and Paychex, a company with solid earnings and what we believe is an excellent business model benefiting from human resources sector outsourcing. Elsewhere, we remained cautious on the telecommunications and telecommunications equipment sectors, as


4. There are specific risks to investing in technology company stocks, which can be subject to abrupt or erratic price movements and have been volatile, especially over the short term.

capital expenditure budgets became, in our analysis, uncertain. Consequently, we pared the portfolio's weightings in these sectors during the year, resulting in the elimination or reduction of Fund holdings in service providers such as XO Communications and Time Warner Telecom, as well as equipment makers such as CIENA.

Looking forward, we will continue to focus on leading companies in sectors that have strong secular growth trends. Given the lack of direction in the economy and financial markets, the Fund will be even more broadly diversified than in the past. As is our practice, we will focus primarily on individual opportunities as we search for companies with solid fundamentals and strong growth prospects selling at attractive valuations, thereby endeavoring to use recent market volatility to our advantage. In light of recent trends, and with the recent pullback in many sectors' stock valuations, we are finding more buying opportunities among leading companies with excellent management teams, strong profit models and promising growth prospects across a broad selection of industries.

Sincerely,


/s/ Serena Perin Vinton

Serena Perin Vinton, CFA
Portfolio Manager
Franklin Growth and Income Fund


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This discussion reflects our views, opinions and portfolio holdings as of June
30, 2001, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the
Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
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                                                                               5

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CLASS A: Subject to the current, maximum, 5.75% initial sales charge. Prior to
8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY AS OF 6/30/01

Distributions and returns will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. All total returns include reinvested distributions at net asset value.


PRICE AND DISTRIBUTION INFORMATION

CLASS A                                 CHANGE          6/30/01          6/30/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                   -$4.97           $12.04           $17.01
DISTRIBUTIONS (7/1/00 - 6/30/01)
Dividend Income                        $0.0310
Short-Term Capital Gain                $0.2732
Long-Term Capital Gain                 $0.7463
                                       -------
Total                                  $1.0505

CLASS B                                 CHANGE          6/30/01          6/30/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                   -$4.97           $11.82           $16.79
DISTRIBUTIONS (7/1/00 - 6/30/01)
Short-Term Capital Gain                $0.2732
Long-Term Capital Gain                 $0.7463
                                       -------
Total                                  $1.0195

CLASS C                                 CHANGE          6/30/01          6/30/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                   -$4.95           $11.70           $16.65
DISTRIBUTIONS (7/1/00 - 6/30/01)
Short-Term Capital Gain                $0.2732
Long-Term Capital Gain                 $0.7463
                                       -------
Total                                  $1.0195

ADVISOR CLASS                           CHANGE          6/30/01          6/30/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                   -$4.98           $12.07           $17.05
DISTRIBUTIONS (7/1/00 - 6/30/01)
Dividend Income                        $0.0696
Short-Term Capital Gain                $0.2732
Long-Term Capital Gain                 $0.7463
                                       -------
Total                                  $1.0891

Franklin Growth and Income Fund paid distributions derived from long-term capital gains of 74.63 cents ($0.7463) per share in June 2001. The Fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852(b)(3).

PERFORMANCE

CLASS A                                      1-YEAR        5-YEAR        10-YEAR
--------------------------------------------------------------------------------
Cumulative Total Return(1)                  -23.79%      +108.08%       +265.02%
Average Annual Total Return(2)              -28.18%       +14.43%        +13.15%
Value of $10,000 Investment(3)               $7,182       $19,620        $34,399

                                                                       INCEPTION
CLASS B                                                    1-YEAR       (1/1/99)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                                -24.29%        +28.22%
Average Annual Total Return(2)                            -27.10%         +9.43%
Value of $10,000 Investment(3)                             $7,290        $12,522

                                                                       INCEPTION
CLASS C                                      1-YEAR        5-YEAR       (5/1/95)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                  -24.38%      +100.30%       +165.42%
Average Annual Total Return(2)              -25.84%       +14.68%        +16.95%
Value of $10,000 Investment(3)               $7,416       $19,837        $26,266

ADVISOR CLASS(4)                             1-YEAR        5-YEAR        10-YEAR
--------------------------------------------------------------------------------
Cumulative Total Return(1)                  -23.59%      +112.74%       +273.21%
Average Annual Total Return(2)              -23.59%       +16.30%        +14.08%
Value of $10,000 Investment(3)               $7,641       $21,274        $37,321


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

4. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or Rule 12b-1 plans. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge and including the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, an actual Advisor Class figure is used reflecting a deduction of all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +91.66% and +15.57%.


--------------------------------------------------------------------------------
Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.


Past performance does not guarantee future results.

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvested dividends. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

                          AVERAGE ANNUAL TOTAL RETURN
CLASS A                                                                  6/30/01
--------------------------------------------------------------------------------
1-Year                                                                   -28.18%

5-Year                                                                   +14.43%

10-Year                                                                  +13.15%


                              [CLASS A LINE GRAPH]

   DATE       FRANKLIN G&I    S&P 500      RUSSELL      500          Russell
             FUND - CLASS A                 1000      Composite    1000 LgStks
                                                         $T            $TR

  07/01/91       $9,424       $10,000      $10,000
  7/31/91        $9,693       $10,466      $10,480       4.66%        4.80%
  8/31/91        $9,885       $10,714      $10,755       2.37%        2.62%
  9/30/91        $9,718       $10,535      $10,619      -1.67%       -1.26%
  10/31/91       $9,603       $10,676      $10,789       1.34%        1.60%
  11/30/91       $9,155       $10,246      $10,381      -4.03%       -3.78%
  12/31/91      $10,126       $11,418      $11,568      11.44%       11.43%
  1/31/92       $10,180       $11,206      $11,424      -1.86%       -1.24%
  2/29/92       $10,370       $11,350      $11,564       1.29%        1.22%
  3/31/92       $10,044       $11,129      $11,317      -1.95%       -2.13%
  4/30/92        $9,990       $11,456      $11,591       2.94%        2.42%
  5/31/92        $9,963       $11,512      $11,663       0.49%        0.62%
  6/30/92        $9,748       $11,341      $11,476      -1.49%       -1.60%
  7/31/92       $10,008       $11,805      $11,945       4.09%        4.08%
  8/31/92        $9,844       $11,563      $11,693      -2.05%       -2.11%
  9/30/92        $9,967       $11,698      $11,840       1.17%        1.26%
  10/31/92       $9,954       $11,738      $11,938       0.34%        0.83%
  11/30/92      $10,378       $12,137      $12,397       3.40%        3.84%
  12/31/92      $10,489       $12,286      $12,601       1.23%        1.65%
  1/31/93       $10,562       $12,389      $12,701       0.84%        0.79%
  2/28/93       $10,387       $12,558      $12,815       1.36%        0.90%
  3/31/93       $10,709       $12,823      $13,127       2.11%        2.43%
  4/30/93       $10,401       $12,512      $12,780      -2.42%       -2.64%
  5/31/93       $10,709       $12,847      $13,131       2.67%        2.75%
  6/30/93       $10,684       $12,884      $13,218       0.29%        0.66%
  7/31/93       $10,537       $12,832      $13,177      -0.40%       -0.31%
  8/31/93       $11,023       $13,319      $13,684       3.79%        3.85%
  9/30/93       $10,861       $13,216      $13,646      -0.77%       -0.28%
  10/31/93      $11,215       $13,490      $13,826       2.07%        1.32%
  11/30/93      $11,421       $13,361      $13,637      -0.95%       -1.37%
  12/31/93      $11,384       $13,523      $13,885       1.21%        1.82%
  1/31/94       $11,717       $13,983      $14,309       3.40%        3.05%
  2/28/94       $11,750       $13,604      $13,932      -2.71%       -2.63%
  3/31/94       $11,100       $13,011      $13,337      -4.36%       -4.27%
  4/30/94       $11,217       $13,177      $13,497       1.28%        1.20%
  5/31/94       $11,150       $13,393      $13,677       1.64%        1.33%
  6/30/94       $10,932       $13,065      $13,310      -2.45%       -2.68%
  7/31/94       $11,083       $13,494      $13,744       3.28%        3.26%
  8/31/94       $11,535       $14,047      $14,324       4.10%        4.22%
  9/30/94       $11,301       $13,704      $13,990      -2.44%       -2.33%
  10/31/94      $11,485       $14,013      $14,255       2.25%        1.89%
  11/30/94      $11,217       $13,503      $13,742      -3.64%       -3.60%
  12/31/94      $11,226       $13,703      $13,938       1.48%        1.43%
  1/31/95       $11,226       $14,057      $14,299       2.59%        2.59%
  2/28/95       $11,635       $14,606      $14,881       3.90%        4.07%
  3/31/95       $12,081       $15,037      $15,264       2.95%        2.57%
  4/30/95       $12,360       $15,479      $15,670       2.94%        2.66%
  5/31/95       $12,862       $16,098      $16,271       4.00%        3.84%
  6/30/95       $13,532       $16,471      $16,703       2.32%        2.65%
  7/31/95       $14,093       $17,018      $17,341       3.32%        3.82%
  8/31/95       $14,187       $17,061      $17,471       0.25%        0.75%
  9/30/95       $14,691       $17,781      $18,190       4.22%        4.12%
  10/31/95      $14,355       $17,717      $18,109      -0.36%       -0.45%
  11/30/95      $14,785       $18,494      $18,916       4.39%        4.46%
  12/31/95      $14,924       $18,851      $19,204       1.93%        1.52%
  1/31/96       $15,263       $19,492      $19,824       3.40%        3.23%
  2/29/96       $15,522       $19,673      $20,082       0.93%        1.30%
  3/31/96       $15,522       $19,862      $20,263       0.96%        0.90%
  4/30/96       $16,320       $20,154      $20,571       1.47%        1.52%
  5/31/96       $16,640       $20,674      $21,064       2.58%        2.40%
  6/30/96       $16,532       $20,753      $21,087       0.38%        0.11%
  7/31/96       $15,411       $19,836      $20,071      -4.42%       -4.82%
  8/31/96       $16,091       $20,254      $20,617       2.11%        2.72%
  9/30/96       $17,172       $21,394      $21,776       5.63%        5.62%
  10/31/96      $17,332       $21,985      $22,257       2.76%        2.21%
  11/30/96      $18,733       $23,647      $23,899       7.56%        7.38%
  12/31/96      $18,351       $23,179      $23,512      -1.98%       -1.62%
  1/31/97       $19,571       $24,627      $24,906       6.25%        5.93%
  2/28/97       $18,940       $24,820      $25,001       0.78%        0.38%
  3/31/97       $18,351       $23,799      $23,876      -4.11%       -4.50%
  4/30/97       $19,319       $25,220      $25,168       5.97%        5.41%
  5/31/97       $20,939       $26,756      $26,778       6.09%        6.40%
  6/30/97       $21,450       $27,955      $27,887       4.48%        4.14%
  7/31/97       $23,202       $30,180      $30,168       7.96%        8.18%
  8/31/97       $22,548       $28,490      $28,744      -5.60%       -4.72%
  9/30/97       $24,068       $30,051      $30,320       5.48%        5.48%
  10/31/97      $22,928       $29,047      $29,337      -3.34%       -3.24%
  11/30/97      $23,139       $30,392      $30,610       4.63%        4.34%
  12/31/97      $23,236       $30,915      $31,232       1.72%        2.03%
  1/31/98       $23,236       $31,258      $31,463       1.11%        0.74%
  2/28/98       $25,120       $33,512      $33,706       7.21%        7.13%
  3/31/98       $25,955       $35,228      $35,405       5.12%        5.04%
  4/30/98       $26,480       $35,584      $35,770       1.01%        1.03%
  5/31/98       $25,335       $34,972      $34,997      -1.72%       -2.16%
  6/30/98       $26,260       $36,391      $36,292       4.06%        3.70%
  7/31/98       $25,376       $36,002      $35,856      -1.07%       -1.20%
  8/31/98       $20,502       $30,796      $30,496     -14.46%      -14.95%
  9/30/98       $21,195       $32,770      $32,548       6.41%        6.73%
  10/31/98      $23,011       $35,434      $35,120       8.13%        7.90%
  11/30/98      $24,277       $37,582      $37,294       6.06%        6.19%
  12/31/98      $26,301       $39,746      $39,669       5.76%        6.37%
  1/31/99       $27,719       $41,408      $41,085       4.18%        3.57%
  2/28/99       $26,402       $40,120      $39,783      -3.11%       -3.17%
  3/31/99       $27,592       $41,725      $41,307       4.00%        3.83%
  4/30/99       $28,554       $43,340      $43,033       3.87%        4.18%
  5/31/99       $27,795       $42,317      $42,104      -2.36%       -2.16%
  6/30/99       $29,677       $44,665      $44,251       5.55%        5.10%
  7/31/99       $29,321       $43,272      $42,901      -3.12%       -3.05%
  8/31/99       $29,397       $43,055      $42,498      -0.50%       -0.94%
  9/30/99       $29,219       $41,876      $41,329      -2.74%       -2.75%
  10/31/99      $32,245       $44,526      $44,107       6.33%        6.72%
  11/30/99      $34,483       $45,430      $45,240       2.03%        2.57%
  12/31/99      $40,095       $48,106      $47,968       5.89%        6.03%
  1/31/00       $40,042       $45,691      $46,006      -5.02%       -4.09%
  2/29/00       $44,685       $44,828      $45,882      -1.89%       -0.27%
  3/31/00       $45,428       $49,212      $50,062       9.78%        9.11%
  4/30/00       $43,199       $47,731      $48,395      -3.01%       -3.33%
  5/31/00       $41,660       $46,752      $47,141      -2.05%       -2.59%
  6/30/00       $45,136       $47,902      $48,344       2.46%        2.55%
  7/31/00       $44,765       $47,155      $47,541      -1.56%       -1.66%
  8/31/00       $49,939       $50,083      $51,059       6.21%        7.40%
  9/30/00       $47,879       $47,439      $48,690      -5.28%       -4.64%
  10/31/00      $45,544       $47,240      $48,106      -0.42%       -1.20%
  11/30/00      $38,537       $43,517      $43,709      -7.88%       -9.14%
  12/31/00      $40,274       $43,730      $44,238       0.49%        1.21%
  1/31/01       $41,273       $45,283      $45,693       3.55%        3.29%
  2/28/01       $35,540       $41,153      $41,430      -9.12%       -9.33%
  3/31/01       $32,309       $38,544      $38,679      -6.34%       -6.64%
  4/30/01       $35,991       $41,539      $41,785       7.77%        8.03%
  5/31/01       $35,991       $41,817      $42,069       0.67%        0.68%
  6/30/01       $34,399       $40,801      $41,118      -2.43%       -2.26%


                          AVERAGE ANNUAL TOTAL RETURN
CLASS B                                                                  6/30/01
--------------------------------------------------------------------------------
1-Year                                                                   -27.10%

Since Inception (1/1/99)                                                  +9.43%


                              [CLASS B LINE GRAPH]

    DATE        FRANKLIN G&I     S&P 500    RUSSELL       500        Russell
               FUND - CLASS B                1000       Composite      1000
                                                           $T       LgStks $TR
 01/01/1999       $10,000        $10,000    $10,000
 01/31/1999       $10,520        $10,418    $10,357       4.18%        3.57%
 02/28/1999       $10,019        $10,094    $10,029      -3.11%       -3.17%
 03/31/1999       $10,452        $10,498    $10,413       4.00%        3.83%
 04/30/1999       $10,818        $10,904    $10,848       3.87%        4.18%
 05/31/1999       $10,520        $10,647    $10,614      -2.36%       -2.16%
 06/30/1999       $11,223        $11,238    $11,155       5.55%        5.10%
 07/31/1999       $11,088        $10,887    $10,815      -3.12%       -3.05%
 08/31/1999       $11,107        $10,833    $10,713      -0.50%       -0.94%
 09/30/1999       $11,030        $10,536    $10,419      -2.74%       -2.75%
 10/31/1999       $12,161        $11,203    $11,119       6.33%        6.72%
 11/30/1999       $13,002        $11,430    $11,404       2.03%        2.57%
 12/31/1999       $15,099        $12,103    $12,092       5.89%        6.03%
 01/31/2000       $15,069        $11,496    $11,598      -5.02%       -4.09%
 02/29/2000       $16,814        $11,278    $11,566      -1.89%       -0.27%
 03/31/2000       $17,076        $12,381    $12,620       9.78%        9.11%
 04/30/2000       $16,219        $12,009    $12,200      -3.01%       -3.33%
 05/31/2000       $15,634        $11,763    $11,884      -2.05%       -2.59%
 06/30/2000       $16,935        $12,052    $12,187       2.46%        2.55%
 07/31/2000       $16,784        $11,864    $11,984      -1.56%       -1.66%
 08/31/2000       $18,721        $12,601    $12,871       6.21%        7.40%
 09/30/2000       $17,934        $11,935    $12,274      -5.28%       -4.64%
 10/31/2000       $17,056        $11,885    $12,127      -0.42%       -1.20%
 11/30/2000       $14,414        $10,949    $11,018      -7.88%       -9.14%
 12/31/2000       $15,057        $11,002    $11,152       0.49%        1.21%
 01/31/2001       $15,425        $11,393    $11,519       3.55%        3.29%
 02/28/2001       $13,278        $10,354    $10,444      -9.12%       -9.33%
 03/31/2001       $12,063         $9,697     $9,750      -6.34%       -6.64%
 04/30/2001       $13,429        $10,451    $10,533       7.77%        8.03%
 05/31/2001       $13,429        $10,521    $10,605       0.67%        0.68%
 06/30/2001       $12,522        $10,265    $10,365      -2.43%       -2.26%

                            CLASS C (5/1/95-6/30/01)

                              [CLASS C LINE GRAPH]


   DATE        FRANKLIN G&I FUND -       S&P 500          RUSSELL 1000       500 COMPOSITE    RUSSELL 1000
   ----        --------------------      -------          ------------       ------------     ------------
                     CLASS C                                                     $T           LGSTKS $TR
                     -------                                                     --           ----------
05/01/1995            $9,896             $10,000            $10,000
05/31/1995           $10,298             $10,400            $10,384             4.00%            3.84%
06/30/1995           $10,843             $10,641            $10,659             2.32%            2.65%
07/31/1995           $11,262             $10,995            $11,066             3.32%            3.82%
08/31/1995           $11,322             $11,022            $11,149             0.25%            0.75%
09/30/1995           $11,726             $11,487            $11,609             4.22%            4.12%
10/31/1995           $11,457             $11,446            $11,556            -0.36%           -0.45%
11/30/1995           $11,786             $11,948            $12,072             4.39%            4.46%
12/31/1995           $11,901             $12,179            $12,255             1.93%            1.52%
01/31/1996           $12,156             $12,593            $12,651             3.40%            3.23%
02/29/1996           $12,363             $12,710            $12,816             0.93%            1.30%
03/31/1996           $12,347             $12,832            $12,931             0.96%            0.90%
04/30/1996           $12,968             $13,021            $13,128             1.47%            1.52%
05/31/1996           $13,223             $13,357            $13,443             2.58%            2.40%
06/30/1996           $13,113             $13,407            $13,457             0.38%            0.11%
07/31/1996           $12,221             $12,815            $12,809            -4.42%           -4.82%
08/31/1996           $12,747             $13,085            $13,157             2.11%            2.72%
09/30/1996           $13,607             $13,822            $13,897             5.63%            5.62%
10/31/1996           $13,719             $14,203            $14,204             2.76%            2.21%
11/30/1996           $14,818             $15,277            $15,252             7.56%            7.38%
12/31/1996           $14,501             $14,975            $15,005            -1.98%           -1.62%
01/31/1997           $15,453             $15,911            $15,895             6.25%            5.93%
02/28/1997           $14,969             $16,035            $15,955             0.78%            0.38%
03/31/1997           $14,484             $15,376            $15,237            -4.11%           -4.50%
04/30/1997           $15,236             $16,294            $16,061             5.97%            5.41%
05/31/1997           $16,506             $17,286            $17,089             6.09%            6.40%
06/30/1997           $16,907             $18,060            $17,797             4.48%            4.14%
07/31/1997           $18,260             $19,498            $19,253             7.96%            8.18%
08/31/1997           $17,742             $18,406            $18,344            -5.60%           -4.72%
09/30/1997           $18,928             $19,415            $19,349             5.48%            5.48%
10/31/1997           $17,993             $18,766            $18,722            -3.34%           -3.24%
11/30/1997           $18,176             $19,635            $19,535             4.63%            4.34%
12/31/1997           $18,240             $19,973            $19,931             1.72%            2.03%
01/31/1998           $18,221             $20,195            $20,079             1.11%            0.74%
02/28/1998           $19,690             $21,651            $21,510             7.21%            7.13%
03/31/1998           $20,330             $22,759            $22,595             5.12%            5.04%
04/30/1998           $20,725             $22,989            $22,827             1.01%            1.03%
05/31/1998           $19,803             $22,594            $22,334            -1.72%           -2.16%
06/30/1998           $20,537             $23,511            $23,161             4.06%            3.70%
07/31/1998           $19,821             $23,259            $22,883            -1.07%           -1.20%
08/31/1998           $16,000             $19,896            $19,462           -14.46%          -14.95%
09/30/1998           $16,546             $21,171            $20,772             6.41%            6.73%
10/31/1998           $17,939             $22,893            $22,412             8.13%            7.90%
11/30/1998           $18,918             $24,280            $23,800             6.06%            6.19%
12/31/1998           $20,494             $25,678            $25,316             5.76%            6.37%
01/31/1999           $21,571             $26,752            $26,220             4.18%            3.57%
02/28/1999           $20,533             $25,920            $25,388            -3.11%           -3.17%
03/31/1999           $21,431             $26,956            $26,361             4.00%            3.83%
04/30/1999           $22,190             $28,000            $27,463             3.87%            4.18%
05/31/1999           $21,571             $27,339            $26,870            -2.36%           -2.16%
06/30/1999           $23,024             $28,856            $28,240             5.55%            5.10%
07/31/1999           $22,724             $27,956            $27,379            -3.12%           -3.05%
08/31/1999           $22,784             $27,816            $27,121            -0.50%           -0.94%
09/30/1999           $22,624             $27,054            $26,375            -2.74%           -2.75%
10/31/1999           $24,962             $28,766            $28,148             6.33%            6.72%
11/30/1999           $26,681             $29,350            $28,871             2.03%            2.57%
12/31/1999           $30,979             $31,079            $30,612             5.89%            6.03%
01/31/2000           $30,916             $29,519            $29,360            -5.02%           -4.09%
02/29/2000           $34,504             $28,961            $29,281            -1.89%           -0.27%
03/31/2000           $35,047             $31,794            $31,948             9.78%            9.11%
04/30/2000           $33,294             $30,837            $30,884            -3.01%           -3.33%
05/31/2000           $32,105             $30,204            $30,084            -2.05%           -2.59%
06/30/2000           $34,734             $30,947            $30,852             2.46%            2.55%
07/31/2000           $34,442             $30,465            $30,340            -1.56%           -1.66%
08/31/2000           $38,405             $32,356            $32,585             6.21%            7.40%
09/30/2000           $36,778             $30,648            $31,073            -5.28%           -4.64%
10/31/2000           $34,963             $30,519            $30,700            -0.42%           -1.20%
11/30/2000           $29,560             $28,114            $27,894            -7.88%           -9.14%
12/31/2000           $30,868             $28,252            $28,231             0.49%            1.21%
01/31/2001           $31,631             $29,255            $29,160             3.55%            3.29%
02/28/2001           $27,209             $26,587            $26,440            -9.12%           -9.33%
03/31/2001           $24,717             $24,901            $24,684            -6.34%           -6.64%
04/30/2001           $27,523             $26,836            $26,666             7.77%            8.03%
05/31/2001           $27,501             $27,016            $26,847             0.67%            0.68%
06/30/2001           $26,266             $26,360            $26,241            -2.43%           -2.26%



                         ADVISOR CLASS (7/1/91-6/30/01)

                           [ADVISOR CLASS LINE GRAPH]

  DATE        FRANKLIN GROWTH & INCOME    S&P 500     RUSSELL 1000      500 COMPOSITE     RUSSELL 1000
  ----        ------------------------    -------     ------------      -------------     ------------
                FUND - ADVISOR CLASS                                         $T            LGSTKS $TR
                ----   -------------                                         --            ----------
07/01/91               $10,000            $10,000       $10,000
 7/31/91               $10,285            $10,466       $10,480             4.66%             4.80%
 8/31/91               $10,489            $10,714       $10,755             2.37%             2.62%
 9/30/91               $10,313            $10,535       $10,619            -1.67%            -1.26%
10/31/91               $10,190            $10,676       $10,789             1.34%             1.60%
11/30/91               $ 9,715            $10,246       $10,381            -4.03%            -3.78%
12/31/91               $10,745            $11,418       $11,568            11.44%            11.43%
 1/31/92               $10,802            $11,206       $11,424            -1.86%            -1.24%
 2/29/92               $11,004            $11,350       $11,564             1.29%             1.22%
 3/31/92               $10,658            $11,129       $11,317            -1.95%            -2.13%
 4/30/92               $10,601            $11,456       $11,591             2.94%             2.42%
 5/31/92               $10,572            $11,512       $11,663             0.49%             0.62%
 6/30/92               $10,344            $11,341       $11,476            -1.49%            -1.60%
 7/31/92               $10,620            $11,805       $11,945             4.09%             4.08%
 8/31/92               $10,446            $11,563       $11,693            -2.05%            -2.11%
 9/30/92               $10,577            $11,698       $11,840             1.17%             1.26%
10/31/92               $10,562            $11,738       $11,938             0.34%             0.83%
11/30/92               $11,013            $12,137       $12,397             3.40%             3.84%
12/31/92               $11,131            $12,286       $12,601             1.23%             1.65%
 1/31/93               $11,208            $12,389       $12,701             0.84%             0.79%
 2/28/93               $11,022            $12,558       $12,815             1.36%             0.90%
 3/31/93               $11,364            $12,823       $13,127             2.11%             2.43%
 4/30/93               $11,037            $12,512       $12,780            -2.42%            -2.64%
 5/31/93               $11,364            $12,847       $13,131             2.67%             2.75%
 6/30/93               $11,338            $12,884       $13,218             0.29%             0.66%
 7/31/93               $11,181            $12,832       $13,177            -0.40%            -0.31%
 8/31/93               $11,697            $13,319       $13,684             3.79%             3.85%
 9/30/93               $11,525            $13,216       $13,646            -0.77%            -0.28%
10/31/93               $11,901            $13,490       $13,826             2.07%             1.32%
11/30/93               $12,120            $13,361       $13,637            -0.95%            -1.37%
12/31/93               $12,080            $13,523       $13,885             1.21%             1.82%
 1/31/94               $12,433            $13,983       $14,309             3.40%             3.05%
 2/28/94               $12,469            $13,604       $13,932            -2.71%            -2.63%
 3/31/94               $11,779            $13,011       $13,337            -4.36%            -4.27%
 4/30/94               $11,903            $13,177       $13,497             1.28%             1.20%
 5/31/94               $11,832            $13,393       $13,677             1.64%             1.33%
 6/30/94               $11,601            $13,065       $13,310            -2.45%            -2.68%
 7/31/94               $11,761            $13,494       $13,744             3.28%             3.26%
 8/31/94               $12,240            $14,047       $14,324             4.10%             4.22%
 9/30/94               $11,992            $13,704       $13,990            -2.44%            -2.33%
10/31/94               $12,187            $14,013       $14,255             2.25%             1.89%
11/30/94               $11,903            $13,503       $13,742            -3.64%            -3.60%
12/31/94               $11,913            $13,703       $13,938             1.48%             1.43%
 1/31/95               $11,913            $14,057       $14,299             2.59%             2.59%
 2/28/95               $12,346            $14,606       $14,881             3.90%             4.07%
 3/31/95               $12,820            $15,037       $15,264             2.95%             2.57%
 4/30/95               $13,116            $15,479       $15,670             2.94%             2.66%
 5/31/95               $13,648            $16,098       $16,271             4.00%             3.84%
 6/30/95               $14,360            $16,471       $16,703             2.32%             2.65%
 7/31/95               $14,955            $17,018       $17,341             3.32%             3.82%
 8/31/95               $15,054            $17,061       $17,471             0.25%             0.75%
 9/30/95               $15,590            $17,781       $18,190             4.22%             4.12%
10/31/95               $15,233            $17,717       $18,109            -0.36%            -0.45%
11/30/95               $15,689            $18,494       $18,916             4.39%             4.46%
12/31/95               $15,836            $18,851       $19,204             1.93%             1.52%
 1/31/96               $16,196            $19,492       $19,824             3.40%             3.23%
 2/29/96               $16,471            $19,673       $20,082             0.93%             1.30%
 3/31/96               $16,471            $19,862       $20,263             0.96%             0.90%
 4/30/96               $17,318            $20,154       $20,571             1.47%             1.52%
 5/31/96               $17,657            $20,674       $21,064             2.58%             2.40%
 6/30/96               $17,543            $20,753       $21,087             0.38%             0.11%
 7/31/96               $16,353            $19,836       $20,071            -4.42%            -4.82%
 8/31/96               $17,075            $20,254       $20,617             2.11%             2.72%
 9/30/96               $18,222            $21,394       $21,776             5.63%             5.62%
10/31/96               $18,392            $21,985       $22,257             2.76%             2.21%
11/30/96               $19,879            $23,647       $23,899             7.56%             7.38%
12/31/96               $19,473            $23,179       $23,512            -1.98%            -1.62%
 1/31/97               $20,768            $24,627       $24,906             6.25%             5.93%
 2/28/97               $20,120            $24,820       $25,001             0.78%             0.38%
 3/31/97               $19,495            $23,799       $23,876            -4.11%            -4.50%
 4/30/97               $20,522            $25,220       $25,168             5.97%             5.41%
 5/31/97               $22,242            $26,756       $26,778             6.09%             6.40%
 6/30/97               $22,804            $27,955       $27,887             4.48%             4.14%
 7/31/97               $24,643            $30,180       $30,168             7.96%             8.18%
 8/31/97               $23,970            $28,490       $28,744            -5.60%            -4.72%
 9/30/97               $25,585            $30,051       $30,320             5.48%             5.48%
10/31/97               $24,374            $29,047       $29,337            -3.34%            -3.24%
11/30/97               $24,620            $30,392       $30,610             4.63%             4.34%
12/31/97               $24,701            $30,915       $31,232             1.72%             2.03%
 1/31/98               $24,726            $31,258       $31,463             1.11%             0.74%
 2/28/98               $26,704            $33,512       $33,706             7.21%             7.13%
 3/31/98               $27,617            $35,228       $35,405             5.12%             5.04%
 4/30/98               $28,175            $35,584       $35,770             1.01%             1.03%
 5/31/98               $26,933            $34,972       $34,997            -1.72%            -2.16%
 6/30/98               $27,960            $36,391       $36,292             4.06%             3.70%
 7/31/98               $26,994            $36,002       $35,856            -1.07%            -1.20%
 8/31/98               $21,809            $30,796       $30,496           -14.46%           -14.95%
 9/30/98               $22,571            $32,770       $32,548             6.41%             6.73%
10/31/98               $24,503            $35,434       $35,120             8.13%             7.90%
11/30/98               $25,850            $37,582       $37,294             6.06%             6.19%
12/31/98               $28,031            $39,746       $39,669             5.76%             6.37%
 1/31/99               $29,538            $41,408       $41,085             4.18%             3.57%
 2/28/99               $28,165            $40,120       $39,783            -3.11%            -3.17%
 3/31/99               $29,404            $41,725       $41,307             4.00%             3.83%
 4/30/99               $30,454            $43,340       $43,033             3.87%             4.18%
 5/31/99               $29,646            $42,317       $42,104            -2.36%            -2.16%
 6/30/99               $31,657            $44,665       $44,251             5.55%             5.10%
 7/31/99               $31,278            $43,272       $42,901            -3.12%            -3.05%
 8/31/99               $31,359            $43,055       $42,498            -0.50%            -0.94%
 9/30/99               $31,197            $41,876       $41,329            -2.74%            -2.75%
10/31/99               $34,422            $44,526       $44,107             6.33%             6.72%
11/30/99               $36,834            $45,430       $45,240             2.03%             2.57%
12/31/99               $42,819            $48,106       $47,968             5.89%             6.03%
 1/31/00               $42,762            $45,691       $46,006            -5.02%            -4.09%
 2/29/00               $47,746            $44,828       $45,882            -1.89%            -0.27%
 3/31/00               $48,567            $49,212       $50,062             9.78%             9.11%
 4/30/00               $46,160            $47,731       $48,395            -3.01%            -3.33%
 5/31/00               $44,546            $46,752       $47,141            -2.05%            -2.59%
 6/30/00               $48,284            $47,902       $48,344             2.46%             2.55%
 7/31/00               $47,888            $47,155       $47,541            -1.56%            -1.66%
 8/31/00               $53,438            $50,083       $51,059             6.21%             7.40%
 9/30/00               $51,242            $47,439       $48,690            -5.28%            -4.64%
10/31/00               $48,748            $47,240       $48,106            -0.42%            -1.20%
11/30/00               $41,266            $43,517       $43,709            -7.88%            -9.14%
12/31/00               $43,135            $43,730       $44,238             0.49%             1.21%
 1/31/01               $44,202            $45,283       $45,693             3.55%             3.29%
 2/28/01               $38,105            $41,153       $41,430            -9.12%            -9.33%
 3/31/01               $34,636            $38,544       $38,679            -6.34%            -6.64%
 4/30/01               $38,603            $41,539       $41,785             7.77%             8.03%
 5/31/01               $38,603            $41,817       $42,069             0.67%             0.68%
 6/30/01               $37,321            $40,801       $41,118            -2.43%            -2.26%


AVERAGE ANNUAL TOTAL RETURN

CLASS C                                                                  6/30/01
--------------------------------------------------------------------------------
1-Year                                                                   -25.84%

5-Year                                                                   +14.68%

Since Inception (5/1/95)                                                 +16.95%


AVERAGE ANNUAL TOTAL RETURN

ADVISOR CLASS(7)                                                         6/30/01
--------------------------------------------------------------------------------
1-Year                                                                   -23.59%

5-Year                                                                   +16.30%

10-Year                                                                  +14.08%


5. Source: Standard & Poor's Micropal. The S&P 500 Composite Index consists of 500 domestic stocks, comprising four broad sectors: industrials, utilities, financials and transportation. The S&P 500 serves as the standard for measuring large-cap U.S. stock market performance. Since some industries are characterized by companies of relatively small stock capitalizations, the index is not composed of the 500 largest, publicly traded U.S. companies.

6. Source: Standard & Poor's Micropal. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 89% of the total market capitalization of the Russell 3000 Index.

7. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or Rule 12b-1 plans. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge and including the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, an actual Advisor Class figure is used reflecting a deduction of all charges and fees applicable to that class.

Past performance does not guarantee future results.

FRANKLIN GROWTH AND INCOME FUND
Financial Highlights


                                                                                       CLASS A
                                                     ----------------------------------------------------------------------
                                                                                  YEAR ENDED JUNE 30,
                                                     ----------------------------------------------------------------------
                                                         2001              2000         1999          1998            1997
                                                     ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........        $    17.00       $    11.67      $  10.99      $  10.16       $   8.26
                                                     ----------------------------------------------------------------------
Income from investment operations:
 Net investment income(a) ...................               .04              .01           .06           .05            .05
 Net realized and unrealized gains (losses) .             (3.95)            5.90          1.25          2.08           2.34
                                                     ----------------------------------------------------------------------
Total from investment operations ............             (3.91)            5.91          1.31          2.13           2.39
                                                     ----------------------------------------------------------------------
Less distributions from:
 Net investment income ......................              (.03)            (.01)         (.05)         (.05)          (.06)
 Net realized gains .........................             (1.02)            (.57)         (.58)        (1.25)          (.43)
                                                     ----------------------------------------------------------------------
Total distributions .........................             (1.05)            (.58)         (.63)        (1.30)          (.49)
                                                     ----------------------------------------------------------------------
Net asset value, end of year ................        $    12.04       $    17.00      $  11.67      $  10.99       $  10.16
                                                     ======================================================================
Total return(b) .............................            (23.79)%          52.09%        13.01%        22.43%         29.75%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............        $1,058,405       $1,165,175      $708,607      $613,835       $462,972
Ratios to average net assets:
 Expenses ...................................               .90%             .91%          .92%          .90%           .91%
 Net investment income ......................               .28%             .06%          .57%          .48%           .61%
Portfolio turnover rate .....................             46.19%           49.30%        45.99%        38.00%         53.67%


(a)Based on average shares outstanding effective year ended June 30, 1999.

(b)Total return does not reflect sales commissions or contingent deferred sales charge, and is not annualized for periods less than one year.

FRANKLIN GROWTH AND INCOME FUND
Financial Highlights (continued)

                                                                             CLASS B
                                                         -------------------------------------------
                                                                        YEAR ENDED JUNE 30,
                                                         -------------------------------------------
                                                           2001               2000           1999(C)
                                                         -------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........            $ 16.78           $ 11.61           $10.39
                                                         -------------------------------------------
Income from investment operations:
 Net investment loss(a) .....................               (.06)             (.10)            (.01)
 Net realized and unrealized gains (losses) .              (3.88)             5.84             1.28
                                                         -------------------------------------------
Total from investment operations ............              (3.94)             5.74             1.27
                                                         -------------------------------------------
Less distributions from:
 Net investment income ......................                 --                --             (.05)
 Net realized gains .........................              (1.02)             (.57)              --
                                                         -------------------------------------------
Total distributions .........................              (1.02)             (.57)            (.05)
                                                         -------------------------------------------
Net asset value, end of year ................            $ 11.82           $ 16.78           $11.61
                                                         -------------------------------------------
Total return(b) .............................             (24.29)%           50.90%           12.23%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............            $31,390           $15,229           $1,276
Ratios to average net assets:
 Expenses ...................................               1.65%             1.67%            1.56%(d)
 Net investment loss ........................               (.47)%            (.65)%           (.32)%(d)
Portfolio turnover rate .....................              46.19%            49.30%           45.99%


(a)Based on average shares outstanding.

(b)Total return does not reflect contingent deferred sales charge, and is not annualized for periods less than one year.

(c)For the period January 1, 1999 (effective date) to June 30, 1999.

(d)Annualized

FRANKLIN GROWTH AND INCOME FUND
Financial Highlights (continued)


                                                                                        CLASS C
                                                       ----------------------------------------------------------------------
                                                                                 YEAR ENDED JUNE 30,
                                                       ----------------------------------------------------------------------
                                                          2001             2000           1999           1998          1997
                                                       ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........          $  16.65         $  11.52        $ 10.91        $ 10.12        $ 8.23
                                                       ----------------------------------------------------------------------
Income from investment operations:
 Net investment loss(a) .....................              (.07)            (.10)          (.02)          (.01)         (.02)
 Net realized and unrealized gains (losses) .             (3.86)            5.80           1.23           2.05          2.34
                                                       ----------------------------------------------------------------------
Total from investment operations ............             (3.93)            5.70           1.21           2.04          2.32
                                                       ----------------------------------------------------------------------
Less distributions from:
 Net investment income ......................                --               --           (.02)            --            --
 Net realized gains .........................             (1.02)            (.57)          (.58)         (1.25)         (.43)
                                                       ----------------------------------------------------------------------
Total distributions .........................             (1.02)            (.57)          (.60)         (1.25)         (.43)
                                                       ----------------------------------------------------------------------
Net asset value, end of year ................          $  11.70         $  16.65        $ 11.52        $ 10.91        $10.12
                                                       ======================================================================
Total return(b) .............................            (24.38)%          50.86%         12.11%         21.47%        28.93%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............          $183,163         $181,087        $87,057        $35,717        $9,554
Ratios to average net assets:
 Expenses ...................................              1.65%            1.67%          1.68%          1.69%         1.72%
 Net investment loss ........................              (.47)%           (.69)%         (.25)%         (.28)%        (.22)%
Portfolio turnover rate .....................             46.19%           49.30%         45.99%         38.00%        53.67%


(a)Based on average shares outstanding effective year ended June 30, 1999.

(b)Total return does not reflect sales commissions or contingent deferred sales charge, and is not annualized for periods less than one year.

FRANKLIN GROWTH AND INCOME FUND
Financial Highlights (continued)

                                                                                      ADVISOR CLASS
                                                       -------------------------------------------------------------------
                                                                                   YEAR ENDED JUNE 30,
                                                       -------------------------------------------------------------------
                                                          2001          2000          1999           1998         1997(C)
                                                       -------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ............        $ 17.04        $ 11.68        $11.00        $ 10.17        $ 8.62
                                                       -------------------------------------------------------------------
Income from investment operations:
 Net investment income(a) .....................            .07            .04           .08            .07           .03
 Net realized and unrealized gains (losses) ...          (3.95)          5.91          1.25           2.08          1.56
                                                       -------------------------------------------------------------------
Total from investment operations ..............          (3.88)          5.95          1.33           2.15          1.59
                                                       -------------------------------------------------------------------
Less distributions from:
 Net investment income ........................           (.07)          (.02)         (.07)          (.07)         (.04)
 Net realized gains ...........................          (1.02)          (.57)         (.58)         (1.25)           --
                                                       -------------------------------------------------------------------
Total distributions ...........................          (1.09)          (.59)         (.65)         (1.32)         (.04)
                                                       -------------------------------------------------------------------
Net asset value, end of year ..................        $ 12.07        $ 17.04        $11.68        $ 11.00        $10.17
                                                       ===================================================================
Total return(b) ...............................         (23.59)%        52.52%        13.22%         22.61%        18.47%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ...............        $45,139        $12,603        $7,327        $16,911        $6,890
Ratios to average net assets:
 Expenses .....................................            .65%           .67%          .70%           .69%          .72%(d)
 Net investment income ........................            .55%           .30%          .80%           .71%          .79%(d)
Portfolio turnover rate .......................          46.19%         49.30%        45.99%         38.00%        53.67%



(a)Based on average shares outstanding effective year ended June 30, 1999.

(b)Total return is not annualized for periods less than one year.

(c)For the period January 2, 1997 (effective date) to June 30, 1997.

(d)Annualized


                       See notes to financial statements.

FRANKLIN GROWTH AND INCOME FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2001

                                                                           SHARES               VALUE
   -----------------------------------------------------------------------------------------------------
   COMMON STOCKS 85.1%
   COMMERCIAL SERVICES 1.2%
   Omnicom Group Inc. .............................................        126,984          $ 10,920,624
(a)Robert Half International Inc. .................................        200,000             4,978,000
                                                                                            ------------
                                                                                              15,898,624
                                                                                            ------------
   COMMUNICATIONS 2.6%
(a)AT&T Wireless Group ............................................        550,000             8,992,500
(a)Leap Wireless International Inc. ...............................        325,000             9,847,500
   Qwest Communications International Inc. ........................        150,000             4,780,500
   SBC Communications Inc. ........................................        175,000             7,010,500
(a)Time Warner Telecom Inc., A ....................................        100,000             3,352,000
                                                                                            ------------
                                                                                              33,983,000
                                                                                            ------------
(a)CONSUMER DURABLES 1.1%
   Electronic Arts Inc. ...........................................        250,000            14,475,000
                                                                                            ------------
   CONSUMER NON-DURABLES 5.5%
   Anheuser-Busch Cos. Inc. .......................................        250,000            10,300,000
   Coca-Cola Co. ..................................................        140,000             6,300,000
   Kimberly-Clark Corp. ...........................................        200,000            11,180,000
   PepsiCo Inc. ...................................................        150,000             6,630,000
   Philip Morris Cos. Inc. ........................................        550,000            27,912,500
   Wm. Wrigley Jr. Co. ............................................        220,000            10,307,000
                                                                                            ------------
                                                                                              72,629,500
                                                                                            ------------
(a)CONSUMER SERVICES 5.6%
   AOL Time Warner Inc. ...........................................        355,000            18,815,000
   Brinker International Inc. .....................................        300,000             7,755,000
   Cendant Corp. ..................................................        350,000             6,825,000
   Charter Communications Inc., A .................................        680,000            15,878,000
   Clear Channel Communications Inc. ..............................        250,000            15,675,000
   Fox Entertainment Group Inc., A ................................        300,000             8,370,000
                                                                                            ------------
                                                                                              73,318,000
                                                                                            ------------
   DISTRIBUTION SERVICES .4%
   Cardinal Health Inc. ...........................................         75,000             5,175,000
                                                                                            ------------
   ELECTRONIC TECHNOLOGY 18.2%
(a)Agere Systems Inc., A ..........................................      1,449,700            10,872,750
(a)Agilent Technologies Inc. ......................................        150,000             4,875,000
(a)Applied Materials Inc. .........................................        325,000            15,957,500
(a)Applied Micro Circuits Corp. ...................................        225,000             3,870,000
(a)Celestica Inc. (Canada) ........................................        240,500            12,385,750
(a)CIENA Corp. ....................................................        150,000             5,700,000
(a)Cisco Systems Inc. .............................................        744,000            13,540,800
(a)Comverse Technology Inc. .......................................        125,000             7,202,500
(a)EMC Corp. ......................................................        225,000             6,536,250
   Intel Corp. ....................................................        500,000            14,625,000
   International Business Machines Corp. ..........................        100,000            11,300,000
(a)Intersil Corp. .................................................        400,000            14,560,000
(a)JDS Uniphase Corp. .............................................        457,600             5,834,400

FRANKLIN GROWTH AND INCOME FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (CONT.)

                                                                           SHARES               VALUE
---------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   ELECTRONIC TECHNOLOGY (CONT.)
(a)Juniper Networks Inc. ..........................................        140,000          $  4,354,000
   Linear Technology Corp. ........................................        390,000            17,245,800
   Nokia Corp., ADR (Finland) .....................................        460,000            10,138,400
(a)ONI Systems Corp. ..............................................        350,000             9,765,000
(a)Polycom Inc. ...................................................        200,000             4,618,000
(a)Redback Networks Inc. ..........................................        339,600             3,029,232
(a)Sun Microsystems Inc. ..........................................        750,000            11,790,000
   Symbol Technologies Inc. .......................................         78,750             1,748,250
(a)Tektronix Inc. .................................................        625,000            16,968,750
(a)Vitesse Semiconductor Corp. ....................................        275,000             5,786,000
(a)Waters Corp. ...................................................        450,000            12,424,500
(a)Xilinx Inc. ....................................................        350,000            14,434,000
                                                                                            ------------
                                                                                             239,561,882
                                                                                            ------------
   ENERGY MINERALS 3.5%
   Anadarko Petroleum Corp. .......................................        275,000            14,858,250
   Devon Energy Corp. .............................................        315,000            16,537,500
   Exxon Mobil Corp. ..............................................        177,500            15,504,625
                                                                                            ------------
                                                                                              46,900,375
                                                                                            ------------
   FINANCE 10.4%
   American Express Co. ...........................................        210,000             8,148,000
   American International Group Inc. ..............................        257,812            22,171,832
   Capital One Financial Corp. ....................................        320,000            19,200,000
   Charles Schwab Corp. ...........................................        700,000            10,710,000
   Citigroup Inc. .................................................        373,333            19,726,916
   Fifth Third Bancorp ............................................        200,000            12,010,000
   Fleet Boston Financial Corp. ...................................        177,660             7,008,687
   Goldman Sachs Group Inc. .......................................         83,000             7,121,400
   Merrill Lynch & Co. Inc. .......................................        100,000             5,925,000
   Providian Financial Corp. ......................................        220,000            13,024,000
   State Street Corp. .............................................        250,000            12,372,500
                                                                                            ------------
                                                                                             137,418,335
                                                                                            ------------
   HEALTH TECHNOLOGY 10.6%
   Abbott Laboratories ............................................        335,000            16,083,350
(a)Amgen Inc. .....................................................        200,000            12,136,000
   Baxter International Inc. ......................................        230,000            11,270,000
   Bristol-Myers Squibb Co. .......................................        200,000            10,460,000
(a)COR Therapeutics Inc. ..........................................        225,000             6,862,500
(a)Genentech Inc. .................................................        240,000            13,224,000
(a)Inhale Therapeutic Systems Inc. ................................        200,000             4,600,000
(a)Packard BioScience Co. .........................................        199,100             1,652,530
   Pfizer Inc. ....................................................        551,250            22,077,563
   Pharmacia Corp. ................................................        300,000            13,785,000

FRANKLIN GROWTH AND INCOME FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (CONT.)

                                                                            SHARES               VALUE
   -----------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   HEALTH TECHNOLOGY (CONT.)
   Schering-Plough Corp. ..........................................         75,000          $  2,718,000
(a)Watson Pharmaceuticals Inc. ....................................        400,000            24,656,000
                                                                                            ------------
                                                                                             139,524,943
                                                                                            ------------
   INDUSTRIAL SERVICES 3.5%
   Enron Corp. ....................................................        385,000            18,865,000
   Halliburton Co. ................................................        350,000            12,460,000
   Transocean Sedco Forex Inc. ....................................        350,000            14,437,500
                                                                                            ------------
                                                                                              45,762,500
                                                                                            ------------
   PROCESS INDUSTRIES .7%
   Ecolab Inc. ....................................................        230,000             9,423,100
                                                                                            ------------
   PRODUCER MANUFACTURING 3.4%
   General Electric Co. ...........................................        315,000            15,356,250
(a)Mettler-Toledo International Inc. (Switzerland) ................        300,000            12,975,000
   Tyco International Ltd. (Bermuda) ..............................        300,000            16,350,000
                                                                                            ------------
                                                                                              44,681,250
                                                                                            ------------
   REAL ESTATE 1.5%
   Equity Office Properties .......................................        425,000            13,442,750
   Meristar Hospitality Corp. .....................................        250,000             5,937,500
                                                                                            ------------
                                                                                              19,380,250
                                                                                            ------------
   RETAIL TRADE 5.2%
   CVS Corp. ......................................................        325,000            12,545,000
   GAP Inc. .......................................................        375,000            10,875,000
   Home Depot Inc. ................................................        300,000            13,965,000
   Lowe's Cos. Inc. ...............................................        225,000            16,323,750
   Wal-Mart Stores Inc. ...........................................        300,000            14,640,000
                                                                                            ------------
                                                                                              68,348,750
                                                                                            ------------
   TECHNOLOGY SERVICES 6.4%
(a)Concord EFS Inc. ...............................................        400,000            20,804,000
   First Data Corp. ...............................................         30,000             1,927,500
(a)i2 Technologies Inc. ...........................................        500,000             9,900,000
(a)Microsoft Corp. ................................................         20,000             1,452,000
(a)Openwave Systems Inc. ..........................................         56,367             1,955,935
(a)Oracle Corp. ...................................................        538,000            10,222,000
   Paychex Inc. ...................................................        200,000             8,000,000
(a)Quest Software Inc. ............................................        200,000             7,550,000
(a)Siebel Systems Inc. ............................................        200,000             9,380,000
(a)VERITAS Software Corp. .........................................        200,000            13,306,000
                                                                                            ------------
                                                                                              84,497,435
                                                                                            ------------
   TRANSPORTATION 3.5%
   C.H. Robinson Worldwide Inc. ...................................        450,000            12,550,500
   Expeditors International of Washington Inc. ....................        350,000            20,999,650
   Southwest Airlines Co. .........................................        683,437            12,636,750
                                                                                            ------------
                                                                                              46,186,900
                                                                                            ------------

FRANKLIN GROWTH AND INCOME FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (CONT.)


                                                                           SHARES               VALUE
   -----------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
(a)UTILITIES 1.8%
   Mirant Corp. ...................................................        400,000        $   13,760,000
   NewPower Holdings Inc. .........................................        400,000             3,600,000
   Reliant Resources Inc. .........................................        278,800             6,886,360
                                                                                           -------------
                                                                                              24,246,360
                                                                                           -------------
   TOTAL COMMON STOCKS (COST $903,169,045)                                                 1,121,411,204
                                                                                           -------------
   CONVERTIBLE PREFERRED STOCKS 3.5%
   CONSUMER SERVICES .1%
   MediaOne Group Inc., 7.00%, cvt. pfd ...........................         33,300               895,770
                                                                                           -------------
   UTILITIES 3.4%
   AES Trust VII, 6.00%, cvt. pfd .................................        232,400            13,014,400
   Calpine Capital Trust III, 5.00%, cvt. pfd., 144A ..............        240,000            13,470,000
   Calpine Capital Trust, 5.00%, cvt. pfd .........................         60,000             3,367,500
   Duke Energy Corp., 8.25%, cvt. pfd .............................        600,000            15,390,000
                                                                                           -------------
                                                                                              45,241,900
                                                                                           -------------
 TOTAL CONVERTIBLE PREFERRED STOCKS (COST $45,962,628) ............                           46,137,670
                                                                                           -------------


                                                                        PRINCIPAL
                                                                          AMOUNT
                                                                          ------
 CONVERTIBLE BONDS 2.4%
 COMMUNICATIONS .8%
 Liberty Media Corp., cvt., 144A, 3.50%, 1/15/31 ..................    $13,000,000            10,497,500
                                                                                              ----------
 HEALTH TECHNOLOGY .5%
 Aviron, cvt., 5.25%, 2/01/08 .....................................      5,600,000             6,230,000
                                                                                              ----------
 TECHNOLOGY SERVICES 1.1%
 BEA Systems Inc., cvt., 4.00%, 12/15/06 ..........................     12,500,000            14,890,625
                                                                                              ----------
 TOTAL CONVERTIBLE BONDS (COST $32,507,253)                                                   31,618,125
                                                                                              ----------
 U.S. GOVERNMENT AGENCY SECURITIES .3%
 Federal Home Loan Mortgage Corporation, 5.75%, 4/15/08 ...........      2,000,000             1,987,916
 Federal National Mortgage Association, 6.375%, 6/15/09 ...........      1,500,000             1,533,743
                                                                                              ----------
 TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $3,449,585)                                     3,521,659
                                                                                              ----------
 U.S. GOVERNMENT SECURITIES 1.3%
 U.S. Treasury Bond, 8.00%, 11/15/21 ..............................        250,000               311,426
 U.S. Treasury Bond, 6.25%, 8/15/23 ...............................      2,900,000             3,019,231
 U.S. Treasury Bond, 6.875%, 8/15/25 ..............................      1,000,000             1,123,333
 U.S. Treasury Bond, 6.00%, 2/15/26 ...............................      3,000,000             3,035,007
 U.S. Treasury Note, 5.50%, 1/31/03 ...............................      2,000,000             2,040,652
 U.S. Treasury Note, 7.25%, 5/15/04 ...............................      1,300,000             1,392,236
 U.S. Treasury Note, 5.875%, 11/15/05 .............................      2,000,000             2,072,052

FRANKLIN GROWTH AND INCOME FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (CONT.)

                                                                                         PRINCIPAL
                                                                                           AMOUNT           VALUE
---------------------------------------------------------------------------------------------------------------------
   U.S. GOVERNMENT SECURITIES (CONT.)
   U.S. Treasury Note, 6.125%, 8/15/07 ............................................   $    1,700,000   $    1,785,371
   U.S. Treasury Note, Inflation Index, 3.375%, 1/15/07 ...........................        1,000,000        1,130,204
   U.S. Treasury Strip, 11/15/21 ..................................................        4,000,000        1,171,590
                                                                                                       --------------
   TOTAL U.S. GOVERNMENT SECURITIES (COST $16,566,404) ............................                        17,081,102
                                                                                                       --------------
   TOTAL LONG TERM INVESTMENTS (COST $1,001,654,915) ..............................                     1,219,769,760
                                                                                                       --------------

                                                                                          SHARES
                                                                                      --------------
(b)SHORT TERM INVESTMENTS 7.4%
   Franklin Institutional Fiduciary Trust Money Market Portfolio (COST $97,908,079)       97,908,079       97,908,079
                                                                                                       --------------
   TOTAL INVESTMENTS (COST $1,099,562,994) 100.0% .................................                     1,317,677,839
   OTHER ASSETS, LESS LIABILITIES .................................................                           418,158
                                                                                                       --------------
   NET ASSETS 100.0% ..............................................................                    $1,318,095,997
                                                                                                       ==============

(a) Non-income producing
(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by Franklin Advisers Inc.


18                     See notes to financial statements.

FRANKLIN GROWTH AND INCOME FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001

Assets:
 Investments in securities:
  Cost ..........................................................   $1,099,562,994
                                                                    ==============
  Value .........................................................    1,317,677,839
 Receivables:
  Investment securities sold ....................................        6,894,641
  Capital shares sold ...........................................        2,678,468
  Dividends and interest ........................................        1,281,473
                                                                    --------------
      Total assets ..............................................    1,328,532,421
                                                                    --------------
Liabilities:
 Payables:
  Investment securities purchased ...............................        3,745,000
  Capital shares redeemed .......................................        3,975,728
  Affiliates ....................................................        1,308,118
  Shareholders ..................................................        1,065,839
 Other liabilities ..............................................          341,739
                                                                    --------------
      Total liabilities .........................................       10,436,424
                                                                    --------------
       Net assets, at value                                         $1,318,095,997
                                                                    ==============
Net assets consist of:
 Net unrealized appreciation ....................................   $  218,114,845
 Accumulated net realized gain ..................................       10,397,411
 Capital shares .................................................    1,089,583,741
                                                                    --------------
       Net assets, at value .....................................   $1,318,095,997
                                                                    ==============

                       See notes to financial statements.                     19

FRANKLIN GROWTH AND INCOME FUND
Financial Statements (continued)

STATEMENT OF ASSETS AND LIABILITIES (CONT.)
JUNE 30, 2001

CLASS A:
 Net asset value per share* ($1,058,404,620 / 87,933,015 shares outstanding) ......................   $12.04
                                                                                                      ======
 Maximum offering price per share (net asset value per share / 94.25%) ............................   $12.77
                                                                                                      ======
CLASS B:
 Net asset value and maximum offering price per share* ($31,389,683 / 2,655,645 shares outstanding)   $11.82
                                                                                                      ======
CLASS C:
 Net asset value per share* ($183,162,573 / 15,650,077 shares outstanding) ........................   $11.70
                                                                                                      ======
 Maximum offering price per share (net asset value per share / 99%) ...............................   $11.82
                                                                                                      ======
ADVISOR CLASS:
 Net asset value and maximum offering price per share ($45,139,121 / 3,739,420 shares outstanding)    $12.07
                                                                                                      ======

* Redemption price is equal to net asset value less any applicable contingent deferred sales charge.


20                     See notes to financial statements.

FRANKLIN GROWTH AND INCOME FUND
Financial Statements (continued)

Statement of Operations
for the year ended June 30, 2001

Investment income:
 Dividends (net of foreign taxes and fees of $27,844) ................   $  13,076,096
 Interest ............................................................       3,040,594
                                                                         -------------
      Total investment income ........................................      16,116,690
                                                                         -------------
Expenses:
 Management fees (Note 3) ............................................       6,087,965
 Distribution fees (Note 3)
  Class A ............................................................       2,836,270
  Class B ............................................................         231,201
  Class C ............................................................       1,878,583
 Transfer agent fees (Note 3) ........................................       2,241,824
 Custodian fees ......................................................          17,997
 Reports to shareholders .............................................         113,427
 Registration and filing fees ........................................         212,000
 Professional fees ...................................................         140,400
 Trustees' fees and expenses .........................................          42,792
 Other ...............................................................          39,343
                                                                         -------------
      Total expenses .................................................      13,841,802
                                                                         -------------
       Net investment income .........................................       2,274,888
                                                                         -------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
 Investments .........................................................      30,844,245
 Foreign currency transactions .......................................          (4,045)
                                                                         -------------
      Net realized gain ..............................................      30,840,200
 Net unrealized depreciation on investments ..........................    (413,625,877)
                                                                         -------------
Net realized and unrealized loss .....................................    (382,785,677)
                                                                         -------------
Net decrease in net assets resulting from operations .................   $(380,510,789)
                                                                         =============

                       See notes to financial statements.                     21

FRANKLIN GROWTH AND INCOME FUND
Financial Statements (continued)

Statements of Changes in Net Assets
for the years ended June 30, 2001 and 2000

                                                                                                   2001               2000
                                                                                             -----------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income (loss) ...........................................................   $     2,274,888    $      (335,091)
  Net realized gain from investments and foreign currency transactions ...................        30,840,200        110,057,754
  Net unrealized appreciation (depreciation) on investments ..............................      (413,625,877)       305,789,258
                                                                                             -----------------------------------
      Net increase (decrease) in net assets resulting from operations ....................      (380,510,789)       415,511,921
  Distributions to shareholders from:
   Net investment income:
    Class A ..............................................................................        (2,548,291)          (227,134)
    Advisor Class ........................................................................          (133,274)           (14,870)
  Net realized gains:
    Class A ..............................................................................       (72,762,625)       (33,225,141)
    Class B ..............................................................................        (1,459,863)          (127,137)
    Class C ..............................................................................       (12,530,294)        (4,285,718)
    Advisor Class ........................................................................          (715,983)          (361,597)
                                                                                             -----------------------------------
 Total distributions to shareholders .....................................................       (90,150,330)       (38,241,597)
 Capital share transactions: (Note 2)
    Class A ..............................................................................       282,200,007        127,497,357
    Class B ..............................................................................        24,654,821         12,125,314
    Class C ..............................................................................        68,321,393         51,389,298
   Advisor Class .........................................................................        39,486,525          1,544,927
                                                                                             -----------------------------------
 Total capital share transactions ........................................................       414,662,746        192,556,896
      Net increase (decrease) in net assets ..............................................       (55,998,373)       569,827,220
Net assets (there is no undistributed net investment income at beginning or end of year.):
 Beginning of year .......................................................................     1,374,094,370        804,267,150
                                                                                             -----------------------------------
 End of year .............................................................................   $ 1,318,095,997    $ 1,374,094,370
                                                                                             ===================================

22                     See notes to financial statements.

FRANKLIN GROWTH AND INCOME FUND
Notes to Financial Statements


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Growth and Income Fund (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one fund (the Fund). The Fund seeks to provide capital growth.

On July 14, 2000, the Board of Directors approved an Agreement and Plan of Reorganization (the Agreement) whereby the Fund would be reorganized and its domicile changed from a California corporation to a Delaware business trust. In connection with these changes, the Trust's name was also changed to the Franklin Growth and Income Fund, formerly known as the Franklin Equity Fund. On August 4, 2000, shareholders of Franklin Growth and Income Fund approved the agreement.

The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Bond discount and premium are amortized on an income tax basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

FRANKLIN GROWTH AND INCOME FUND
Notes to Financial Statements (continued)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS: (CONT.)

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

f. AUDIT GUIDE:

In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Fund to amortize all premium and discount on fixed-income securities. Such amortization will be included in net investment income but will not impact the net assets or the distributions of the Fund. As of June 30, 2001, the Fund estimates that the current cumulative adjustment required upon adoption of premium and discount amortization will decrease the recorded cost of its investments by approximately $104,544.


2. SHARES OF BENEFICIAL INTEREST

The Fund offers four classes of shares: Class A, Class B, Class C and Advisor Class. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At June 30, 2001, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                                            YEAR ENDED                       YEAR ENDED
                                                          JUNE 30, 2001                    JUNE 30, 2000
                                                  ---------------------------------------------------------------
                                                      SHARES          AMOUNT           SHARES          AMOUNT
                                                  ---------------------------------------------------------------
CLASS A SHARES:
Shares sold ..................................      30,229,893    $ 466,416,237      42,731,775    $ 636,675,215
Shares issued on merger (Note 6) .............       8,677,232      120,353,210              --               --
Shares issued in reinvestment of distributions       4,978,966       68,288,514       2,350,735       30,771,000
Shares redeemed ..............................     (24,478,103)    (372,857,954)    (37,279,988)    (539,948,858)
                                                  ---------------------------------------------------------------
Net increase .................................      19,407,988    $ 282,200,007       7,802,522    $ 127,497,357
                                                  ===============================================================

FRANKLIN GROWTH AND INCOME FUND
Notes to Financial Statements (continued)


2. SHARES OF BENEFICIAL INTEREST (CONT.)

                                                            YEAR ENDED                       YEAR ENDED
                                                          JUNE 30, 2001                    JUNE 30, 2000
                                                  ---------------------------------------------------------------
                                                      SHARES          AMOUNT           SHARES          AMOUNT
                                                  ---------------------------------------------------------------
CLASS B SHARES:
Shares sold ..................................       1,981,103    $  27,630,956         897,485    $  13,705,588
Shares issued in reinvestment of distributions         101,490        1,371,137           9,243          120,043
Shares redeemed ..............................        (334,392)      (4,347,272)       (109,192)      (1,700,317)
                                                  ---------------------------------------------------------------
Net increase .................................       1,748,201    $  24,654,821         797,536    $  12,125,314
                                                  ===============================================================
CLASS C SHARES:
Shares sold ..................................       6,593,631    $  96,307,852       7,145,650    $ 107,062,562
Shares issued on merger (Note 6) .............         710,933        9,597,598              --               --
Shares issued in reinvestment of distributions         863,327       11,559,951         303,332        3,906,920
Shares redeemed ..............................      (3,395,792)     (49,144,008)     (4,127,447)     (59,580,184)
                                                  ---------------------------------------------------------------
Net increase .................................       4,772,099    $  68,321,393       3,321,535    $  51,389,298
                                                  ===============================================================
ADVISOR CLASS SHARES:
Shares sold ..................................       2,977,477    $  39,307,690         825,504    $  13,657,006
Shares issued on merger (Note 6) .............          88,061        1,224,928              --               --
Shares issued in reinvestment of distributions          59,993          819,313          27,512          360,412
Shares redeemed ..............................        (125,716)      (1,865,406)       (740,608)     (12,472,491)
                                                  ---------------------------------------------------------------
Net increase .................................       2,999,815    $  39,486,525         112,408    $   1,544,927
                                                  ===============================================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin Templeton Services, LLC (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's investment manager, administrative manager, principal underwriter and transfer agent, respectively.

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund) which is managed by Advisors.

The Fund pays an investment management fee to Advisers based on the net assets of the Fund as follows:

       ANNUALIZED
        FEE RATE      MONTH-END NET ASSETS
       -------------------------------------------------------------------------
          .625%       First $100 million
          .500%       Over $100 million, up to and including $250 million
          .450%       In excess of $250 million

Management fees were reduced on assets invested in the Franklin Institutional Fiduciary Trust Money Market Portfolio.

FRANKLIN GROWTH AND INCOME FUND
Notes to Financial Statements (continued)


3. TRANSACTIONS WITH AFFILIATES (CONT.)

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to .25%, 1.00% and 1.00% per year of its average daily net assets of Class A, Class B and Class C, respectively, for costs incurred in marketing the Fund's shares.

Distributors paid net commissions on sales of Fund shares, and received contingent deferred sales charges for the year of $1,477,962 and $94,610, respectively.

The Fund paid transfer agent fees of $2,241,824, of which $1,616,931 was paid to Investor Services.


4. INCOME TAXES

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and non-deductible merger expenses. Net realized gains differ for financial statement and tax purposes primarily due to differing treatment of foreign currency transactions.

At June 30, 2001, the Franklin Growth and Income Fund has deferred currency losses occuring subsequent to October 31, 2000 of $3,764. For tax purposes, such losses will be reflected in the year ending June 30, 2002.

At June 30, 2001, the net unrealized appreciation based on the cost of investments for income tax purposes of $1,099,562,994 was as follows:

        Unrealized appreciation ...............................   $ 326,117,448
        Unrealized depreciation ...............................    (108,002,603)
                                                                  -------------
        Net unrealized appreciation ...........................   $ 218,114,845
                                                                  =============

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended June 30, 2001 aggregated $885,395,252 and $588,387,713, respectively.


6. MERGER WITH THE FRANKLIN ASSET ALLOCATION FUND

On February 8, 2001, the Franklin Growth and Income Fund acquired the net assets of the Franklin Asset Allocation Fund, pursuant to a plan of reorganization approved by the Franklin Asset Allocation Fund's shareholders. The merger was accomplished by a tax-free exchange of 8,677,232 Class A shares, 710,933 Class C shares, and 88,061 Advisor Class shares of the Franklin Growth and Income Fund (valued at $13.87, $13.50, and $13.91, respectively) for the net assets of the Franklin Asset Allocation Fund which aggregated $131,175,739, including $26,238,202 of unrealized appreciation. The merger was accounted for as a pooling-of-interests without reinstatement for financial reporting purposes. The combined net assets of the Franklin Growth and Income Fund immediately after the merger were $1,474,365,708.

FRANKLIN GROWTH AND INCOME FUND
Independent Auditors' Report


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
FRANKLIN GROWTH AND INCOME FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Growth and Income Fund (the Fund) at June 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
August 3, 2001

FRANKLIN GROWTH AND INCOME FUND
Tax Designation


Under Section 852 (b)(3)(C) of the Internal Revenue Code, the Fund hereby designates $30,751,803 as a capital gain dividend for the fiscal year ended June 30, 2001.

Under Section 854 (b)(2) of the Internal Revenue Code, the Fund hereby designates 26.55% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended June 30, 2001.


28